Interest income and expenses, and similar accounts - Summary of interest income and expenses calculated using effective interest rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 7,073,179	S/ 5,788,685	S/ 4,499,854
Financial liabilities measured at amortized cost	2,453,728	1,526,281	938,480
Financial assets measured at amortized cost [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	5,864,356	4,585,897	3,571,194
Financial assets measured at fair value through other comprehensive income [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 1,208,823	S/ 1,202,788	S/ 928,660